Share-based awards - Schedule of Non-Cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 13,038	$ 16,465	$ 41,183	$ 47,822
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	7,745	6,637	21,765	18,725
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 5,293	$ 9,828	$ 19,418	$ 29,097